Investments (Details) - Schedule of investments - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investment in marketable securities [Member]
Current assets:
Balance	$ 3,826	$ 3,032
Fair value through other comprehensive loss	(459)	794
Loss of associates
Additions
Balance	3,367	3,826
Investment in associate [Member]
Current assets:
Balance	2,611	2,361
Fair value through other comprehensive loss
Loss of associates	(221)	(187)
Additions	39	437
Balance	$ 2,429	$ 2,611